Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Future Minimum Lease Payments

Future minimum annual lease payments under the Company’s noncancelable operating leases as of December 31, 2018, are as follows:

Operating
Leases
2019	81,000
2020	67,000
2021	67,000
2022	67,000
2023	11,000
Total minimum lease payments	$293,000

C3J [Member]
Future Minimum Lease Payments

Operating
Leases
2019	1,544,000
2020	1,591,000
2021	1,638,000
Total minimum lease payments	$4,773,000